Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 10 — SEGMENT INFORMATION

Segment information was prepared on the same basis that the Company’s chief operating decision maker (“CODM”), the former Chief Executive Officer (the “Former CEO”), managed the business, made business decisions and assessed performance. The Former CEO resigned after the date of the interim condensed consolidated financial statements (see Note 12d). The Company has one operating and reportable segment, which is the acquisition, improvement and operation of the Brands. See Note 1a for further details.

The CODM assessed performance for this segment and decided how to allocate resources based on net loss. The measure of segment assets that was reviewed by the CODM was reported within the Consolidated Balance Sheet as consolidated Total assets. The former CEO performed the assessment of segment performance by using the reported measure of segment loss to monitor actual results. As of the date of issuance of these financial statements, the new Chief Executive Officer has not yet been designated as the CODM.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the six months ended June 30, 2025 and 2024:

	Six months ended June 30,
	2025	2024
	USD in thousands

Revenue	6,984	6,198
Cost of goods sold and cost of advertising (1)	(6,973)	(5,999)
Operating expenses (2)	(7,937)	(2,679)
Other segment items (3)	5,184	(1,395)
Net loss	(2,742)	(3,875)

(1)	Includes cost of goods sold and direct advertising expenses related to Amazon and other sites.

(2)	Operating expenses include payroll (which are not included in the cost of goods sold), interest income (expense), net, exchange rate differences, advertising and marketing expenses which are not included in cost of advertising rent, insurance, travel and entertainment, income taxes, consultants fee, legal fees and miscellaneous expenses.

(3)	Other segment expense items include equity losses, changes in fair value of derivative liabilities, loss from change in value of investment at fair value, depreciation and amortization of intangible assets and changes in deferred taxes, net.

Revenues are attributed to geographic areas:

	Six months ended June 30,
	2025	2024
	USD in thousands

America	1,631	1,374
Europe	5,353	4,824
	6,984	6,198